Stockholders' Equity - Schedule of Fair Value of Options Granted Assumptions (Details) (10K)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Risk-free interest rate, minimum	0.28%
Risk-free interest rate,maximum	1.59%
Expected life of the options	5 years
Expected volatility, minimum	195.00%
Expected volatility, maximum	212.00%
Expected dividend yield	0.00%